Other assets and prepaid expenses - Summary of Other Current Assets and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Tax credits	$ 26,660	$ 25,871
Prepaid expenses and advance to suppliers	14,504	20,223
Seller indemnification	4,216	0
Others	1,241	4,665
Total other current assets and prepaid expenses	$ 46,621	$ 50,759